PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of change in decommissioning liabilities
The following table presents the change in the decommissioning liabilities for the company:

(MILLIONS)	2021	2020
Balance, beginning of the year	$567	$442
Acquisitions through business combinations	—	23
Disposals	(12)	—
Accretion	9	13
Changes in estimates	(60)	80
Foreign exchange	(7)	9
Balance, end of the year	$497	$567